Earnings (Loss) Per Share (Details) - Schedule of earnings loss per share - basic and diluted - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings (loss) per share – basic
Net income (loss) attributable to the Company	$ 5,411,645		$ (8,399,863)		$ (12,814,988)	$ 3,457,208	$ 3,873,503
Accretion of convertible redeemable preferred shares	(2,001,777)		(1,754,165)		(3,865,430)	(3,029,529)	(1,796,987)
Net income (loss) attributable to ordinary shareholders – basic	$ 3,409,868		$ (10,154,028)		$ (16,680,418)	$ (1,657,107)	$ 1,238,371
Weighted average ordinary shares outstanding (in Shares)	54,268,601	[1],[2]	34,406,330	[1],[2]	44,069,300	41,204,669	38,417,461
Earnings (loss) per share – basic (in Dollars per share)	$ 0.06		$ (0.3)		$ (0.38)	$ (0.04)	$ 0.03
Earnings (loss) per share – diluted
Net income (loss) attributable to the Company	$ 5,411,645		$ (8,399,863)		$ (12,814,988)	$ 3,457,208	$ 3,873,503
Accretion of convertible redeemable preferred shares	(2,001,777)		(1,754,165)		$ (3,865,430)	$ (3,029,529)	$ (1,796,987)
Net income (loss) attributable to ordinary shareholders – diluted	$ 3,409,868		$ (10,154,028)
Weighted average ordinary shares outstanding (in Shares)	54,268,601	[1],[2]	34,406,330	[1],[2]	44,069,300	41,204,669	38,417,461
Assumed exercise of share options and issuance of RSUs (in Shares)	6,008,601
Weighted average ordinary shares outstanding – diluted (in Shares)	60,277,202	[1],[2]	34,406,330	[1],[2]	44,069,300	41,204,669	38,417,461
Earnings (loss) per share – diluted (in Dollars per share)	$ 0.06		$ (0.3)		$ (0.38)	$ (0.04)	$ 0.03

[1]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
[2]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 3.